CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY AND COMPREHENSIVE LOSS	Total USD ($)	Total CNY	Series A Preferred Stock CNY	Series B Preferred Stock CNY	Ordinary Shares USD ($)	Ordinary Shares CNY	Ordinary Shares Series A Preferred Stock CNY	Ordinary Shares Series B Preferred Stock CNY	Additional paid in capital USD ($)	Additional paid in capital CNY	Additional paid in capital Series A Preferred Stock CNY	Additional paid in capital Series B Preferred Stock CNY	Statutory reserves USD ($)	Statutory reserves CNY	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY	Treasury stock USD ($)	Treasury stock CNY	Retained earnings USD ($)	Retained earnings CNY	Retained earnings Series A Preferred Stock CNY	Retained earnings Series B Preferred Stock CNY	Non-controlling interests USD ($)	Non-controlling interests CNY	Total comprehensive income (loss) CNY
Beginning Balance at Dec. 31, 2008		390,349,563				7,809				121,463,257				25,825,125						243,053,372
Beginning Balance (in shares) at Dec. 31, 2008						50,731,450
Redeemable Convertible Preferred Shares accretion			(31,832,994)	(42,301,594)																	(31,832,994)	(42,301,594)
Deemed dividend to a preferred shareholder										8,015,089										(8,015,089)
Contribution from the Shareholders in the form of ordinary shares		43,561,732								43,561,732
Non-cash compensation to ordinary shareholders/employees		20,889,414								20,889,414
Components of comprehensive income
Net income		85,409,632																		85,409,632					85,409,632
Appropriation to statutory reserves														12,609,573						(12,609,573)
Ending Balance at Dec. 31, 2009		466,075,753				7,809				193,929,492				38,434,698						233,703,754					85,409,632
Beginning Balance (in shares) at Dec. 31, 2009						50,731,450
Redeemable Convertible Preferred Shares accretion			(13,433,242)	(17,479,734)																	(13,433,242)	(17,479,734)
Share-based compensation		24,128,751								24,128,751
Issuance of shares upon initial public offerings (in shares)						23,340,000
Issuance of shares upon initial public offerings		368,564,645				3,187				368,561,458
Components of comprehensive income
Net income		881,873,227																		881,873,227					881,873,227
Exercise of share options (in shares)						150,392
Exercise of share options		2,076,090				20				2,076,070
Redeemable Convertible Preferred Shares (in shares)							5,375,150	7,481,250
Redeemable Convertible Preferred Shares			202,491,182	305,183,565			734	1,022			202,490,448	305,182,543
Issuance of shares in secondary offerings (in shares)						8,000,000
Issuance of shares in secondary offerings		445,721,639				1,060				445,720,579
Appropriation to statutory reserves														126,152,136						(126,152,136)
Ending Balance at Dec. 31, 2010		2,665,201,876				13,832				1,542,089,341				164,586,834						958,511,869					881,873,227
Ending Balance (in shares) at Dec. 31, 2010						95,078,242
Capital contribution from non-controlling interests holder		10,000,000																						10,000,000
Share-based compensation		9,879,124								9,879,124
Repurchase of shares of the Company		(56,857,774)				(668)				(48,502,683)								(8,354,423)
Components of comprehensive income
Net income	43,427,109	273,325,882																		273,342,819				(16,937)	273,325,882
Foreign currency translation adjustments		(134,611)														(134,611)									(134,611)
Total comprehensive income		273,191,271																						(16,937)	273,191,271
Exercise of share options (in shares)						276,136
Exercise of share options		3,759,081				36				3,759,045
Repurchase of shares of the Company (in shares)						(5,919,320)
Appropriation to statutory reserves														14,397,530						(14,397,530)
Ending Balance at Dec. 31, 2011	$ 461,585,595	2,905,173,578			$ 2,097	13,200			$ 239,473,908	1,507,224,827			$ 28,437,751	178,984,364	$ (21,388)	(134,611)	$ (1,327,384)	(8,354,423)	$ 193,434,462	1,217,457,158			$ 1,586,149	9,983,063
Ending Balance (in shares) at Dec. 31, 2011					89,435,058
Ending Balance (in shares) at Dec. 31, 2011					89,425,058